Trade And Other Payables - Summary of Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Accounts payable for fixed assets	₽ 2,774	₽ 2,964
Salaries payable	1,504	1,475
Accruals for breach of contract terms	176	745
Dividends payable, common shares	152
Dividends payable, preferred shares	86
Other	9,778	14,466
Total	₽ 14,470	₽ 19,650